Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Global Balanced Fund
Entity Central Index Key	0001505612
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
American Funds Global Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class A
Trading Symbol	GBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 13.92% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return
among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class A (with sales charge) *	7.38%	6.70%	5.90%
American Funds Global Balanced Fund — Class A (without sales charge) *	13.92%	7.97%	6.53%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40%
of
its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40%
of
its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class C
Trading Symbol	GBLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 166	1.56%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 13.06% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class C (with sales charge) *	12.06%	7.16%	5.88%
American Funds Global Balanced Fund — Class C (without sales charge) *	13.06%	7.16%	5.88%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since
November
1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus
5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus
5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since
November
1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was
dismissed
and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class T
Trading Symbol	TFGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 14.18% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class T (with sales charge) 2	11.34%	7.69%	6.64%
American Funds Global Balanced Fund — Class T (without sales charge) 2	14.18%	8.24%	6.95%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
Global Balanced Historical Benchmarks Index 3	14.49%	7.76%	7.44%
Global Balanced Fixed Income Historical Benchmarks Index 3	2.97%	(2.14) %	0.65%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund share s.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending
October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class F-1
Trading Symbol	GBLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 13.85% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class F-1 *	13.85%	7.92%	6.48%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D
&
T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class F-2
Trading Symbol	GBLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 14.18% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total return
s
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class F-2 *	14.18%	8.22%	6.77%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund
ch
an
ges
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting
firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class F-3
Trading Symbol	GFBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 14.30% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equities delivered robust gains amid
moderating
inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing
to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class F-3 2	14.30%	8.33%	7.17%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.96%
Global Balanced Historical Benchmarks Index 3	14.49%	7.76%	7.57%
Global Balanced Fixed Income Historical Benchmarks Index 3	2.97%	(2.14) %	0.81%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-A
Trading Symbol	CBFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What
were
the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 13.88% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns
, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely,
holdings
in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-A (with sales charge) *	9.90%	7.16%	6.10%
American Funds Global Balanced Fund — Class 529-A (without sales charge) *	13.88%	7.93%	6.49%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by
companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by
companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529A
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-C
Trading Symbol	CBFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 170	1.60%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 13.00% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered
positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely,
holdings
in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-C (with sales charge) *	12.00%	7.12%	6.08%
American Funds Global Balanced Fund — Class 529-C (without sales charge) *	13.00%	7.12%	6.08%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an
index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be
available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be
available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529C
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-E
Trading Symbol	CBFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 13.64% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-E *	13.64%	7.69%	6.25%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot inv est
directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be
available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be
available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529E
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-T
Trading Symbol	TFBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 14.14% for the
year
ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the
most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class 529-T (with sales charge) 2	11.29%	7.64%	6.59%
American Funds Global Balanced Fund — Class 529-T (without sales charge) 2	14.14%	8.19%	6.90%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
Global Balanced Historical Benchmarks Index 3	14.49%	7.76%	7.44%
Global Balanced Fixed Income Historical Benchmarks Index 3	2.97%	(2.14) %	0.65%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-F-1
Trading Symbol	CBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 14.07% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings
across
most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely,
holdings
in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-F-1 *	14.07%	8.12%	6.70%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund chang
e
s
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F1
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-F-2
Trading Symbol	FFGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 14.19% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings
across
most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely,
holdings
in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class 529-F-2 2	14.19%	8.22%	8.21%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
Global Balanced Historical Benchmarks Index 3	14.49%	7.76%	7.75%
Global Balanced Fixed Income Historical Benchmarks Index 3	2.97%	(2.14) %	(2.14) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F2
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountan
t
s
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-F-3
Trading Symbol	FFBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 14.21% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings
across
most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely,
holdings
in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class 529-F-3 2	14.21%	8.26%	8.25%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
Global Balanced Historical Benchmarks Index 3	14.49%	7.76%	7.75%
Global Balanced Fixed Income Historical Benchmarks Index 3	2.97%	(2.14) %	(2.14) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F3
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountan
ts
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-1
Trading Symbol	RGBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 164	1.54%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 13.08% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund
,
with
shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-1 *	13.08%	7.18%	5.74%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountan
ts
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-2
Trading Symbol	RGBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 165	1.55%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 13.09% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long
-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings
delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-2 *	13.09%	7.17%	5.73%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountan
ts
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-2E
Trading Symbol	RGGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 136	1.27%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 13.39% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive
monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly
lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-2E *	13.39%	7.46%	6.05%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all
distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountan
ts
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-3
Trading Symbol	RGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 119	1.11%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 13.58% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across
most
equity sectors generated positive returns for the
fund
, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-3 *	13.58%	7.64%	6.20%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accounta
nts
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-4
Trading Symbol	RGBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 13.90% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing
significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall
results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-4 *	13.90%	7.96%	6.52%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-5E
Trading Symbol	RGBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 14.11% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across
most
equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this
sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class R-5E 2	14.11%	8.17%	6.84%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.38%
Global Balanced Historical Benchmarks Index 3	14.49%	7.76%	7.31%
Global Balanced Fixed Income Historical Benchmarks Index 3	2.97%	(2.14) %	0.99%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40%
of
its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40%
of
its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed
and
PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-5
Trading Symbol	RGBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 14.24% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across
most
equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in
the
health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-5 *	14.24%	8.27%	6.83%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to
invest
at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to
invest
at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-6
Trading Symbol	RGBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 14.32% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity
sectors
generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in
the
health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-6 *	14.32%	8.33%	6.88%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 30,103,000,000
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 117,000,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.